Document and Entity Information	Jun. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001122976
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Avient Corporation
Entity Incorporation State Country Code	OH
Entity File Number	1-16091
Entity Tax Identification Number	34-1730488
Entity Address, Address Line One	33587 Walker Road
Entity Address, City or Town	Avon Lake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44012
City Area Code	440
Local Phone Number	930-1000
Entity Information, Former Legal or Registered Name	PolyOne Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $.01 per share
Trading Symbol	POL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false